Borrowings - Narratives (Details) $ in Thousands, د.ك in Millions, R$ in Millions, R in Millions, ₦ in Billions													1 Months Ended			12 Months Ended
	Oct. 28, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 03, 2022 USD ($)	Aug. 17, 2022 USD ($)	Aug. 17, 2022 KWD (د.ك)	May 31, 2022 USD ($)	May 26, 2022 USD ($)	Apr. 18, 2022 USD ($)	Nov. 18, 2021	Aug. 10, 2021 USD ($)	Jul. 31, 2020 USD ($)	Sep. 18, 2019 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 NGN (₦)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 KWD (د.ك)	Oct. 13, 2022 BRL (R$)	Oct. 03, 2022 BRL (R$)	May 31, 2022 NGN (₦)	May 26, 2022 ZAR (R)	Apr. 18, 2022 BRL (R$)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 NGN (₦)	Apr. 19, 2020 USD ($)	Mar. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Maximum debt amount																$ 3,700,000	$ 3,500,000	$ 2,600,000
Bank loans and bond proceeds received (net of transaction costs)																1,263,272	1,076,063	232,219
Borrowings																3,344,402	2,609,090	2,203,209														$ 2,055,878
Repayments of borrowings, classified as financing activities																506,504	653,504	99,903
Debt repaid																506,504	653,504	99,903
Interest paid																234,567	168,285	$ 167,938
MTN telecom towers in South Africa
Disclosure of detailed information about borrowings [line items]
Number of Towers Acquired						5,691
IHS Netherlands Holdco B.V., 2027
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 940,000
Interest rate																8.00%				8.00%	8.00%	8.00%
Bank loans and bond proceeds received (net of transaction costs)											$ 140,000	$ 800,000
Debt term												8 years
IHS Holding Revolving 2022 Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																															$ 270,000
Debt additional extended term														2 years
Undrawn borrowing facilities																$ 270,000
IHS Holding Revolving 2022 Credit Facility | Forecast
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities																			$ 300,000
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount																														$ 85,000
Bank loans and bond proceeds received (net of transaction costs)				$ 1,000	د.ك 0.3
Borrowings																70,000						د.ك 21.5
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 66,251	66,257
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | 3M KIBOR | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																2.00%				2.00%	2.00%	2.00%
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 500,000
Interest rate																5.625%				5.625%	5.625%	5.625%
Debt term									5 years
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																5.63%				5.63%	5.63%	5.63%
Borrowings																$ 497,861	496,850
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 500,000
Interest rate																6.25%				6.25%	6.25%	6.25%
Debt term									7 years
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																6.25%				6.25%	6.25%	6.25%
Borrowings																$ 497,979	$ 497,367
Bridge Facility
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 500,000
Repayments of borrowings, classified as financing activities																280,000
Debt repaid																$ 280,000
Debt additional extended term																6 months
Reduction of maximum borrowings under facility															$ 38,600
Bridge Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Banking day lookback period for calculation of interest rate										5 days
Bridge Facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										3.50%
Bridge Facility | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										6.00%
IHS (Nigeria) Limited credit facilities
Disclosure of detailed information about borrowings [line items]
Number of borrowings facilities																2
Repayments of borrowings, classified as financing activities																$ 75,600
Debt repaid																75,600
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of detailed information about borrowings [line items]
Notional amount																												$ 34,900	₦ 16.1
Interest rate																												12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Minimum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate																12.50%				12.50%	12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate																18.00%				18.00%	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 21,700									$ 21,700										₦ 10.0
Interest rate						18.00%									18.00%										18.00%
IHS Towers South Africa Proprietary Limited Facility
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 204,300																			R 3,470.0
Debt term							24 months
Borrowings																$ 200,200					R 3,400.0
IHS Towers South Africa Proprietary Limited Facility | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.75%																			2.75%
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 66,000
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																8.95%				8.95%	8.95%	8.95%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																12.05%				12.05%	12.05%	12.05%
INT Towers Limited, Letters of Credit Maturing 2022
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 128,100
INT Towers Limited, Letters of Credit Maturing 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																9.50%				9.50%	9.50%	9.50%
INT Towers Limited, Letters of Credit Maturing 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																11.70%				11.70%	11.70%	11.70%
ITNG limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate																12.05%				12.05%	12.05%	12.05%
Borrowings																$ 1,000
ITNG limited, Letters of Credit Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																12.05%				12.05%	12.05%	12.05%
Borrowings																$ 987
Global Independent Connect Limited Letters of Credit 2022
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 2,400
Global Independent Connect Limited Letters of Credit 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																8.97%				8.97%	8.97%	8.97%
Global Independent Connect Limited Letters of Credit 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																12.05%				12.05%	12.05%	12.05%
IHS Holding (2022) Bullet Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000
Debt term	12 months
Borrowings																$ 370,000
IHS Holding (2022) Bullet Term Loan Facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 368,630
IHS Holding (2022) Bullet Term Loan Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%
IHS Holding (2022) Bullet Term Loan Facility | CAS + SOFR | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																3.75%				3.75%	3.75%	3.75%
Nigerian term loan
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 191,400				₦ 88.3
Repayments of borrowings, classified as financing activities													$ 75,600
Debt repaid													$ 75,600
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 94,900																			R$ 495.0
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								3.05%																			3.05%
Calculation period for interest rate basis								252 days
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																3.05%				3.05%	3.05%	3.05%
FiberCo Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 38,300																					R$ 200.0
FiberCo Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 38,542
FiberCo Solues de Infraestrutura S.A., maturing 2030 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.45%																					2.45%
Calculation period for interest rate basis			252 days
FiberCo Solues de Infraestrutura S.A., maturing 2030 | CDI | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																2.45%				2.45%	2.45%	2.45%
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. additional loan commitment
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 38,300																					R$ 200.0
Borrowings, Number of Tranches		2
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. additional loan commitment | Minimum
Disclosure of detailed information about borrowings [line items]
Percentual commitment fee on undrawn amount		2.00%																					2.00%
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. additional loan commitment | Maximum
Disclosure of detailed information about borrowings [line items]
Percentual commitment fee on undrawn amount		2.15%																					2.15%
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. Tranche I
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 15,300																					R$ 80.0
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. Tranche I | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.45%																					2.45%
Calculation period for interest rate basis		252 days
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. Tranche II | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.50%																					2.50%
Calculation period for interest rate basis		252 days